S000010510 [Member] Investment Objectives and Goals - AB Sustainable Thematic Balanced Portfolio	Aug. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	AB Sustainable Thematic Balanced Portfolio
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund’s investment objective is to achieve a high total return without, in the opinion of the Adviser, undue risk to principal.